UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08876

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Senior Debt Portfolio

October 31, 2019

Portfolio of Investments

Senior Floating-Rate Loans — 114.6%(1)
Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.7%

Dynasty Acquisition Co., Inc.

Term Loan, 6.10%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		6,910	$6,929,707

IAP Worldwide Services, Inc.

Revolving Loan, 1.44%, Maturing July 19, 2021(2)		944	901,666

Term Loan - Second Lien, 8.60%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2020(3)		1,237	978,431

TransDigm, Inc.

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023		55,842	55,650,284

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024		30,868	30,677,558

Wesco Aircraft Hardware Corp.

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing November 30, 2020		12,407	12,406,507

WP CPP Holdings, LLC

Term Loan, 5.68%, (USD LIBOR + 3.75%), Maturing April 30, 2025(4)		20,004	19,703,679

			$127,247,832

Automotive — 2.7%

Adient US, LLC

Term Loan, 6.78%, (3 mo. USD LIBOR + 4.25%), Maturing May 6, 2024		3,017	$2,954,575

American Axle and Manufacturing, Inc.

Term Loan, 4.10%, (USD LIBOR + 2.25%), Maturing April 6, 2024(4)		24,330	23,265,997

Autokiniton US Holdings, Inc.

Term Loan, 8.16%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025		9,801	9,408,900

Bright Bidco B.V.

Term Loan, 5.50%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)		20,386	10,388,119

Chassix, Inc.

Term Loan, 7.88%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		7,172	6,723,984

CS Intermediate Holdco 2, LLC

Term Loan, 3.79%, (1 mo. USD LIBOR + 2.00%), Maturing November 2, 2023		4,001	3,826,791

Dayco Products, LLC

Term Loan, 6.37%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		11,822	10,462,798

Garrett LX III S.a.r.l.

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 27, 2025	EUR	6,050	6,702,577

Goodyear Tire & Rubber Company (The)

Term Loan - Second Lien, 3.97%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2025		11,325	11,145,691

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)

IAA, Inc.

Term Loan, 4.06%, (1 mo. USD LIBOR + 2.25%), Maturing August 28, 2026		7,338	$7,379,439

Panther BF Aggregator 2 L.P.

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026		35,675	35,228,634

Tenneco, Inc.

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		40,817	37,347,155

Thor Industries, Inc.

Term Loan, 5.81%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		10,751	10,502,693

TI Group Automotive Systems, LLC

Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	6,672	7,413,375

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		14,643	14,549,304

Visteon Corporation

Term Loan, 3.60%, (USD LIBOR + 1.75%), Maturing March 25, 2024(4)		2,500	2,490,625

			$199,790,657

Beverage and Tobacco — 0.2%

Arterra Wines Canada, Inc.

Term Loan, 4.91%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		4,779	$4,751,712

Flavors Holdings, Inc.

Term Loan, 7.85%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		11,387	10,248,239

Term Loan - Second Lien, 12.10%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		2,000	1,550,000

			$16,549,951

Brokerage / Securities Dealers / Investment Houses — 0.1%

Blackstone Mortgage Trust, Inc.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing April 23, 2026		2,863	$2,877,127

OZ Management L.P.

Term Loan, 6.69%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023		1,465	1,466,831

Resolute Investment Managers, Inc.

Term Loan - Second Lien, 9.43%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		3,800	3,809,500

			$8,153,458

21	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Building and Development — 3.2%

American Builders & Contractors Supply Co., Inc.

Term Loan, Maturing January 15, 2027(5)	25,775	$25,777,681

APi Group DE, Inc.

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026	16,300	16,384,890

Brookfield Property REIT, Inc.

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	11,271	11,111,654

Core & Main L.P.

Term Loan, 4.81%, (USD LIBOR + 2.75%), Maturing August 1, 2024(4)	21,431	21,002,466

CPG International, Inc.

Term Loan, 5.93%, (12 mo. USD LIBOR + 3.75%), Maturing May 5, 2024	15,064	14,880,541

DTZ U.S. Borrower, LLC

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025	55,208	55,440,841

Henry Company, LLC

Term Loan, 5.79%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023	7,609	7,602,023

NCI Building Systems, Inc.

Term Loan, 5.66%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025	10,347	10,032,666

Quikrete Holdings, Inc.

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	21,771	21,706,575

RE/MAX International, Inc.

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	16,287	16,266,644

Realogy Group, LLC

Term Loan, 4.07%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025	8,106	7,768,469

Summit Materials Companies I, LLC

Term Loan, 3.79%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024	2,039	2,045,665

Werner FinCo L.P.

Term Loan, 5.79%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	13,404	12,833,927

WireCo WorldGroup, Inc.

Term Loan, 6.79%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023	4,738	4,607,843

Term Loan - Second Lien, 10.79%, (1 mo. USD LIBOR + 9.00%), Maturing September 30, 2024	8,525	8,226,625

		$235,688,510

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services — 9.9%

Acosta Holdco, Inc.

Term Loan, 7.00%, (USD Prime + 2.25%), Maturing September 26, 2021		10,542	$3,226,471

Adtalem Global Education, Inc.

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		6,246	6,255,694

AlixPartners, LLP

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing April 4, 2024	EUR	9,378	10,504,900

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		26,989	27,011,076

Allied Universal Holdco, LLC

Term Loan, 4.25%, Maturing July 10, 2026(2)		1,628	1,619,473

Term Loan, 6.51%, (6 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		16,447	16,356,675

Altran Technologies S.A.

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 20, 2025	EUR	23,518	26,329,813

AppLovin Corporation

Term Loan, 5.54%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		34,512	34,259,917

Belfor Holdings, Inc.

Term Loan, 5.79%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		6,783	6,816,915

Bracket Intermediate Holding Corp.

Term Loan, 6.35%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		9,614	9,505,513

Brand Energy & Infrastructure Services, Inc.

Term Loan, 6.24%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024		7,828	7,622,557

Camelot U.S. Acquisition 1 Co.

Term Loan, Maturing October 25, 2026(5)		13,900	13,946,329

Ceridian HCM Holding, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025		29,526	29,632,181

Change Healthcare Holdings, LLC

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2024		40,800	40,618,421

CM Acquisition Co.

Term Loan, 12.10%, (3 mo. USD LIBOR + 10.00%), Maturing July 26, 2023		2,804	2,753,081

Cypress Intermediate Holdings III, Inc.

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		24,651	24,305,891

Deerfield Dakota Holding, LLC

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing February 13, 2025		14,722	14,276,329

22	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

EAB Global, Inc.

Term Loan, 5.74%, (USD LIBOR + 3.75%), Maturing November 15, 2024(4)	13,322	$13,155,598

EIG Investors Corp.

Term Loan, 5.88%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023	39,979	37,980,238

Garda World Security Corporation

Term Loan, Maturing October 17, 2026(5)	13,075	13,017,797

IG Investment Holdings, LLC

Term Loan, 5.79%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	31,177	30,786,892

IRI Holdings, Inc.

Term Loan, 6.62%, (3 mo. USD LIBOR + 4.50%), Maturing December 1, 2025	21,488	20,198,368

Iron Mountain, Inc.

Term Loan, 3.54%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	9,333	9,227,880

J.D. Power and Associates

Term Loan, 5.54%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023	9,573	9,584,577

KAR Auction Services, Inc.

Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026	7,100	7,136,977

Kronos Incorporated

Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023	85,094	84,996,400

KUEHG Corp.

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025	31,212	30,892,189

Term Loan - Second Lien, 10.35%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	4,075	4,075,000

Monitronics International, Inc.

Term Loan, 8.60%, (3 mo. USD LIBOR + 6.50%), Maturing March 29, 2024	15,475	13,695,772

PGX Holdings, Inc.

Term Loan, 7.04%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	12,799	11,369,422

Ping Identity Corporation

Term Loan, 5.54%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025	3,053	3,053,040

Pre-Paid Legal Services, Inc.

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025	11,745	11,664,501

Prime Security Services Borrower, LLC

Term Loan, 5.25%, (1 mo. USD LIBOR + 3.25%), Maturing September 23, 2026	13,763	13,320,350

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Prometric Holdings, Inc.

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		5,620	$5,493,267

Red Ventures, LLC

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024		17,222	17,211,573

ServiceMaster Company

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023		1,599	1,601,619

Spin Holdco, Inc.

Term Loan, 5.25%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		43,217	42,068,655

Techem Verwaltungsgesellschaft 675 mbH

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing July 31, 2025	EUR	7,813	8,776,525

Trans Union, LLC

Term Loan, 3.79%, (1 mo. USD LIBOR + 2.00%), Maturing April 10, 2023		9,211	9,242,299

Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025		4,828	4,845,158

Vestcom Parent Holdings, Inc.

Term Loan, 5.79%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		1,806	1,683,896

WASH Multifamily Laundry Systems, LLC

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		11,336	11,024,611

West Corporation

Term Loan, 5.43%, (USD LIBOR + 3.50%), Maturing October 10, 2024(4)		5,012	4,187,787

Term Loan, 5.90%, (USD LIBOR + 4.00%), Maturing October 10, 2024(4)		16,721	14,028,633

Zephyr Bidco Limited

Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), Maturing July 23, 2025	EUR	5,025	5,532,925

Zephyr Bidco Limited

Term Loan, 5.21%, (3 mo. GBP LIBOR + 4.50%), Maturing July 23, 2025	GBP	8,725	10,944,032

			$725,837,217

Cable and Satellite Television — 5.1%

Altice France S.A.

Term Loan, 5.61%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		10,918	$10,683,784

Term Loan, 5.92%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		7,054	6,965,578

23	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)

Charter Communications Operating, LLC

Term Loan, 3.58%, (1 mo. USD LIBOR + 1.75%), Maturing February 1, 2027		40,072	$40,277,771

CSC Holdings, LLC

Term Loan, 4.17%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		48,022	47,856,691

Term Loan, 4.17%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		13,821	13,761,825

Term Loan, 4.33%, (2 mo. USD LIBOR + 2.50%), Maturing April 15, 2027		3,209	3,209,108

MCC Iowa, LLC

Term Loan, 3.82%, (1 week USD LIBOR + 2.00%), Maturing January 15, 2025		5,842	5,869,054

Mediacom Illinois, LLC

Term Loan, 3.57%, (1 week USD LIBOR + 1.75%), Maturing February 15, 2024		4,640	4,636,223

Numericable Group S.A.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	8,946	9,819,376

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		21,166	20,530,856

Telenet Financing USD, LLC

Term Loan, 4.17%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026		35,250	35,268,365

Telenet International Finance S.a.r.l.

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing December 15, 2027	EUR	14,965	16,781,740

Virgin Media Bristol, LLC

Term Loan, 4.42%, (3 mo. USD LIBOR + 2.50%), Maturing January 31, 2028		43,350	43,214,531

Virgin Media SFA Finance Limited

Term Loan, 3.96%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	16,075	20,755,518

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing January 31, 2029	EUR	13,800	15,363,878

Ziggo B.V.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing January 31, 2029	EUR	21,925	24,348,140

Ziggo Secured Finance Partnership

Term Loan, 4.42%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		54,458	53,904,022

			$373,246,460

Chemicals and Plastics — 5.0%

Advanced Drainage Systems, Inc.

Term Loan, 4.06%, (1 mo. USD LIBOR + 2.25%), Maturing July 31, 2026		3,366	$3,383,952

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Alpha 3 B.V.

Term Loan, 5.10%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		14,131	$13,890,541

Aruba Investments, Inc.

Term Loan, 5.35%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		11,051	11,016,328

Axalta Coating Systems US Holdings, Inc.

Term Loan, 3.85%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		32,179	32,188,822

Caldic B.V.

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing July 18, 2024	EUR	500	551,376

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing July 18, 2024	EUR	1,500	1,654,129

Chemours Company (The)

Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 3, 2025	EUR	5,771	6,291,597

Emerald Performance Materials, LLC

Term Loan, 5.29%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		3,597	3,569,576

Ferro Corporation

Term Loan, 4.35%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,437	3,408,399

Term Loan, 4.35%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,666	3,635,277

Term Loan, 4.35%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,746	3,714,305

Flint Group GmbH

Term Loan, 3.75%, (3 mo. EURIBOR + 3.00%, Floor 0.75%), Maturing September 7, 2021	EUR	1,219	1,126,156

Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		1,954	1,559,487

Flint Group US, LLC

Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		2,925	2,334,516

Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		11,820	9,433,615

Gemini HDPE, LLC

Term Loan, 4.43%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		13,017	12,967,795

Hexion, Inc.

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing July 1, 2026	EUR	18,800	20,897,749

INEOS Enterprises Holdings Limited

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing August 28, 2026	EUR	2,325	2,594,153

24	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

INEOS Enterprises Holdings US Finco, LLC

Term Loan, 6.12%, (3 mo. USD LIBOR + 4.00%), Maturing August 31, 2026		3,100	$3,109,687

INEOS Finance PLC

Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	15,896	17,488,269

Inovyn Finance PLC

Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing November 10, 2025	EUR	11,093	12,397,436

Kraton Polymers, LLC

Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing March 5, 2025	EUR	1,855	2,070,521

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		6,654	6,637,824

Messer Industries GmbH

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 1, 2026	EUR	4,575	5,122,692

Minerals Technologies, Inc.

Term Loan, 4.14%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)		13,866	13,941,488

Momentive Performance Materials, Inc.

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing May 15, 2024		4,236	4,169,443

Platform Specialty Products Corporation

Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing January 30, 2026		9,131	9,175,231

PMHC II, Inc.

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.50%), Maturing March 31, 2025		14,952	12,111,173

PQ Corporation

Term Loan, 4.43%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		24,965	24,996,642

Pregis TopCo Corporation

Term Loan, 5.79%, (1 mo. USD LIBOR + 4.00%), Maturing July 31, 2026		7,575	7,480,312

Proampac PG Borrower, LLC

Term Loan, 5.53%, (USD LIBOR + 3.50%), Maturing November 20, 2023(4)		12,938	12,237,631

Spectrum Holdings III Corp.

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		14,573	12,447,928

Starfruit Finco B.V.

Term Loan, 5.19%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		17,271	16,898,492

Trinseo Materials Operating S.C.A.

Term Loan, 3.79%, (1 mo. USD LIBOR + 2.00%), Maturing September 6, 2024		4,007	3,982,761

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Tronox Finance, LLC

Term Loan, 4.66%, (USD LIBOR + 2.75%), Maturing September 23, 2024(4)		38,006	$37,715,185

Univar, Inc.

Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		32,966	33,172,485

Venator Materials Corporation

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		580	570,478

			$369,943,451

Clothing / Textiles — 0.1%

Tumi, Inc.

Term Loan, 3.54%, (1 mo. USD LIBOR + 1.75%), Maturing April 25, 2025		4,927	$4,837,282

			$4,837,282

Conglomerates — 0.1%

Penn Engineering & Manufacturing Corp.

Term Loan, 3.50%, (3 mo. EURIBOR + 2.50%, Floor 1.00%), Maturing June 27, 2024	EUR	1,924	$2,157,709

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,245	2,214,081

SGB-SMIT Management GmbH

Term Loan, 5.00%, (4.50% cash (EURIBOR + 4.50%), 0.50% PIK), Maturing July 18, 2024	EUR	8,722	5,034,300

			$9,406,090

Containers and Glass Products — 2.7%

Berry Global, Inc.

Term Loan, 3.88%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		8,749	$8,787,141

Term Loan, 3.88%, (1 mo. USD LIBOR + 2.00%), Maturing January 19, 2024		10,089	10,126,843

Term Loan, 2.50%, (1 mo. EURIBOR + 2.50%), Maturing July 1, 2026	EUR	3,741	4,209,290

Term Loan, 4.44%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2026		12,095	12,153,649

BWAY Holding Company

Term Loan, 5.23%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		11,274	10,991,282

Flex Acquisition Company, Inc.

Term Loan, 5.10%, (USD LIBOR + 3.00%), Maturing December 29, 2023(4)		35,700	33,753,262

Term Loan, 5.35%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		5,141	4,866,061

25	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)

Libbey Glass, Inc.

Term Loan, 4.94%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021	13,946	$10,389,567

Pelican Products, Inc.

Term Loan, 5.42%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025	9,976	9,427,538

Reynolds Group Holdings, Inc.

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023	71,455	71,552,945

Trident TPI Holdings, Inc.

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024	20,814	19,652,132

		$195,909,710

Cosmetics / Toiletries — 0.5%

KIK Custom Products, Inc.

Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023	36,924	$34,892,900

		$34,892,900

Drugs — 4.9%

Akorn, Inc.

Term Loan, 8.81%, (8.06% cash (1 mo. USD LIBOR + 6.25%), 0.75% PIK), Maturing April 16, 2021	19,886	$18,481,679

Albany Molecular Research, Inc.

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024	10,483	10,188,250

Alkermes, Inc.

Term Loan, 4.41%, (3 mo. USD LIBOR + 2.25%), Maturing March 23, 2023	13,195	13,154,112

Amneal Pharmaceuticals, LLC

Term Loan, 5.31%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025	27,253	20,916,862

Arbor Pharmaceuticals, Inc.

Term Loan, 7.10%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023	21,895	20,088,926

Bausch Health Companies, Inc.

Term Loan, 4.92%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025	78,746	79,118,038

Catalent Pharma Solutions, Inc.

Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing May 18, 2026	10,323	10,350,997

Endo Luxembourg Finance Company I S.a.r.l.

Term Loan, 6.06%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	44,238	40,651,324

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Drugs (continued)

Horizon Pharma, Inc.

Term Loan, 4.56%, (1 mo. USD LIBOR + 2.50%), Maturing May 22, 2026		13,469	$13,521,155

Jaguar Holding Company II

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022		88,500	88,426,641

Mallinckrodt International Finance S.A.

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		38,188	30,024,925

Term Loan, 5.18%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		15,266	11,983,454

			$356,906,363

Ecological Services and Equipment — 1.1%

Advanced Disposal Services, Inc.

Term Loan, 4.09%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023		34,377	$34,477,237

EnergySolutions, LLC

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		20,281	19,089,917

GFL Environmental, Inc.

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025		23,449	23,410,509

US Ecology, Inc.

Term Loan, Maturing August 14, 2026(5)		3,100	3,117,438

			$80,095,101

Electronics / Electrical — 17.3%

Almonde, Inc.

Term Loan, 5.70%, (6 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		35,400	$33,917,427

Applied Systems, Inc.

Term Loan, 5.10%, (3 mo. USD LIBOR + 3.00%), Maturing September 19, 2024		48,584	48,419,413

Term Loan - Second Lien, 9.10%, (3 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		4,000	4,062,500

Aptean, Inc.

Term Loan, 6.35%, (3 mo. USD LIBOR + 4.25%), Maturing April 23, 2026		6,642	6,595,964

Avast Software B.V.

Term Loan, 4.35%, (3 mo. USD LIBOR + 2.25%), Maturing September 29, 2023		6,468	6,502,401

Banff Merger Sub, Inc.

Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	3,523	3,884,185

26	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Banff Merger Sub, Inc.

Term Loan, 6.04%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		41,993	$39,188,616

Barracuda Networks, Inc.

Term Loan, 5.40%, (3 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		10,677	10,642,424

Canyon Valor Companies, Inc.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing June 16, 2023	EUR	2,940	3,281,712

Canyon Valor Companies, Inc.

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023		17,807	17,819,811

Carbonite, Inc.

Term Loan, 5.68%, (3 mo. USD LIBOR + 3.75%), Maturing March 26, 2026		5,145	5,146,196

Celestica, Inc.

Term Loan, 3.93%, (1 mo. USD LIBOR + 2.13%), Maturing June 27, 2025		4,765	4,663,438

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		4,789	4,728,952

Cohu, Inc.

Term Loan, 5.20%, (6 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		10,083	9,604,094

CommScope, Inc.

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026		22,650	22,317,317

CPI International, Inc.

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		15,227	14,770,414

Datto, Inc.

Term Loan, 6.04%, (1 mo. USD LIBOR + 4.25%), Maturing April 2, 2026		4,514	4,549,422

ECI Macola/Max Holding, LLC

Term Loan, 6.35%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		10,141	10,091,088

Electro Rent Corporation

Term Loan, 6.94%, (USD LIBOR + 5.00%), Maturing January 31, 2024(4)		19,623	19,733,439

Energizer Holdings, Inc.

Term Loan, 4.31%, (1 mo. USD LIBOR + 2.25%), Maturing December 17, 2025		6,395	6,395,830

Entegris, Inc.

Term Loan, 3.79%, (1 mo. USD LIBOR + 2.00%), Maturing November 6, 2025		3,300	3,318,625

Epicor Software Corporation

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		46,003	45,921,608

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

EXC Holdings III Corp.

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing December 2, 2024	EUR	1,719	$1,912,824

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		3,569	3,511,353

Go Daddy Operating Company, LLC

Term Loan, 3.54%, (1 mo. USD LIBOR + 1.75%), Maturing February 15, 2024		59,001	59,140,423

Hyland Software, Inc.

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2024		59,956	59,656,093

Term Loan - Second Lien, 8.79%, (1 mo. USD LIBOR + 7.00%), Maturing July 7, 2025		7,034	7,076,006

Infoblox, Inc.

Term Loan, 6.29%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		16,601	16,614,752

Infor (US), Inc.

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		98,748	98,933,196

Informatica, LLC

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	755	847,796

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		62,690	62,869,733

MA FinanceCo., LLC

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		31,390	31,242,924

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		5,548	5,400,846

MACOM Technology Solutions Holdings, Inc.

Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		14,677	12,878,705

Marcel LUX IV S.a.r.l.

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing March 15, 2026		3,781	3,691,201

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 16, 2026	EUR	2,850	3,180,988

MaxLinear, Inc.

Term Loan, 4.42%, (1 mo. USD LIBOR + 2.50%), Maturing May 12, 2024		6,947	6,930,000

Mirion Technologies, Inc.

Term Loan, 6.10%, (3 mo. USD LIBOR + 4.00%), Maturing March 6, 2026		5,350	5,369,035

MKS Instruments, Inc.

Term Loan, 3.54%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2026		4,265	4,275,970

27	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

MTS Systems Corporation

Term Loan, 5.06%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	3,568	$3,568,294

NCR Corporation

Term Loan, 4.29%, (1 week USD LIBOR + 2.50%), Maturing August 8, 2026	10,950	11,035,476

Renaissance Holding Corp.

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	15,965	15,473,178

Term Loan - Second Lien, 8.79%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026	2,175	2,059,001

Seattle Spinco, Inc.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	37,468	36,473,243

SGS Cayman L.P.

Term Loan, 7.48%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	3,578	3,541,174

SkillSoft Corporation

Term Loan, 6.95%, (6 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	57,765	46,320,504

SolarWinds Holdings, Inc.

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	73,630	73,670,433

Solera, LLC

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	51,655	51,295,160

Sparta Systems, Inc.

Term Loan, 5.29%, (1 mo. USD LIBOR + 3.50%), Maturing August 21, 2024	3,921	3,333,044

SS&C Technologies Holdings Europe S.a.r.l.

Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	20,263	20,321,816

SS&C Technologies, Inc.

Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	7,622	7,649,628

Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	31,042	31,131,277

SurveyMonkey, Inc.

Term Loan, 5.54%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	9,365	9,318,573

Sutherland Global Services, Inc.

Term Loan, 7.48%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	15,372	15,212,170

Tibco Software, Inc.

Term Loan, 6.00%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2026	24,085	24,005,021

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

TriTech Software Systems

Term Loan, 5.54%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	4,072	$3,715,335

TTM Technologies, Inc.

Term Loan, 4.53%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	11,983	11,803,275

Uber Technologies

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	43,058	42,391,750

Term Loan, 5.91%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	34,050	33,607,597

Ultimate Software Group, Inc. (The)

Term Loan, 5.54%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	21,200	21,270,660

Ultra Clean Holdings, Inc.

Term Loan, 6.29%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	10,888	10,615,835

Verifone Systems, Inc.

Term Loan, 6.14%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	19,198	18,051,680

Veritas Bermuda, Ltd.

Term Loan, 6.34%, (USD LIBOR + 4.50%), Maturing January 27, 2023(4)	26,097	24,278,087

Vero Parent, Inc.

Term Loan, 6.29%, (1 mo. USD LIBOR + 4.50%), Maturing August 16, 2024	26,249	25,683,298

Vungle, Inc.

Term Loan, 7.30%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026	7,725	7,618,781

Western Digital Corporation

Term Loan, 3.75%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	11,793	11,777,793

		$1,274,308,804

Equipment Leasing — 0.9%

Avolon TLB Borrower 1 (US), LLC

Term Loan, 3.60%, (1 mo. USD LIBOR + 1.75%), Maturing January 15, 2025	40,436	$40,640,805

Delos Finance S.a.r.l.

Term Loan, 3.85%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023	18,563	18,639,070

Flying Fortress, Inc.

Term Loan, 3.85%, (3 mo. USD LIBOR + 1.75%), Maturing October 30, 2022	6,825	6,853,153

IBC Capital Limited

Term Loan, 5.90%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023	3,177	3,146,970

		$69,279,998

28	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries — 3.5%

Apollo Commercial Real Estate Finance, Inc.

Term Loan, 4.67%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2026		5,636	$5,593,606

Aretec Group, Inc.

Term Loan, 6.04%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		21,269	19,913,429

Citco Funding, LLC

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		24,244	24,137,497

Claros Mortgage Trust, Inc.

Term Loan, 5.19%, (1 mo. USD LIBOR + 3.25%), Maturing August 10, 2026		7,075	7,092,687

Clipper Acquisitions Corp.

Term Loan, 3.75%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		12,208	12,177,044

Ditech Holding Corporation

Term Loan, Maturing June 30, 2022(6)		28,127	11,391,282

EIG Management Company, LLC

Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		2,783	2,786,103

Evergood 4 ApS

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	9,550	10,671,083

FinCo. I, LLC

Term Loan, 3.79%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		9,939	9,966,317

Focus Financial Partners, LLC

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024		16,657	16,714,826

Franklin Square Holdings L.P.

Term Loan, 4.31%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025		6,757	6,794,676

Greenhill & Co., Inc.

Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		7,654	7,424,137

GreenSky Holdings, LLC

Term Loan, 5.06%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		14,209	14,013,256

Guggenheim Partners, LLC

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		35,260	34,874,675

Harbourvest Partners, LLC

Term Loan, 4.17%, (1 mo. USD LIBOR + 2.25%), Maturing March 3, 2025		7,040	7,047,765

LPL Holdings, Inc.

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024		19,664	19,700,896

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)

Ocwen Loan Servicing, LLC

Term Loan, 6.79%, (1 mo. USD LIBOR + 5.00%), Maturing December 7, 2020		3,644	$3,587,723

Starwood Property Trust, Inc.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing July 27, 2026		4,150	4,160,375

StepStone Group L.P.

Term Loan, 5.79%, (1 mo. USD LIBOR + 4.00%), Maturing March 27, 2025		6,550	6,566,626

Victory Capital Holdings, Inc.

Term Loan, 5.35%, (3 mo. USD LIBOR + 3.25%), Maturing July 1, 2026		15,725	15,813,864

Virtus Investment Partners, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 2.25%), Maturing June 1, 2024		9,335	9,368,158

Walker & Dunlop, Inc.

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing November 7, 2025		4,451	4,469,453

			$254,265,478

Food Products — 3.7%

Alphabet Holding Company, Inc.

Term Loan, 5.29%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		38,401	$35,165,673

B&G Foods, Inc.

Term Loan, 4.48%, (2 mo. USD LIBOR + 2.50%), Maturing September 17, 2026		3,075	3,083,327

Badger Buyer Corp.

Term Loan, 5.29%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		12,920	11,110,974

Del Monte Foods, Inc.

Term Loan, 5.39%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		15,570	13,506,636

Froneri International PLC

Term Loan, 2.63%, (2 mo. EURIBOR + 2.63%), Maturing January 31, 2025	EUR	18,875	21,179,568

Term Loan, 3.96%, (1 mo. GBP LIBOR + 3.25%), Maturing January 31, 2025	GBP	10,090	13,074,648

Hearthside Food Solutions, LLC

Term Loan, 5.47%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		13,257	12,315,927

Term Loan, 5.79%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		6,327	5,979,192

HLF Financing S.a.r.l.

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025		28,640	28,762,678

29	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)

Jacobs Douwe Egberts International B.V.

Term Loan, 4.06%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		22,212	$22,253,139

JBS USA Lux S.A.

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing May 1, 2026		56,765	57,035,064

Nomad Foods Europe Midco Limited

Term Loan, 4.16%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		21,135	21,095,645

Post Holdings, Inc.

Term Loan, 3.83%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		943	945,974

Sunshine Investments B.V.

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 28, 2025	EUR	13,118	14,684,934

Valeo F1 Company Limited (Ireland)

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	8,500	9,436,600

			$269,629,979

Food Service — 2.2%

1011778 B.C. Unlimited Liability Company

Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		77,243	$77,483,922

Aramark Services, Inc.

Term Loan, 3.54%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025		8,977	9,004,929

IRB Holding Corp.

Term Loan, 5.22%, (3 mo. USD LIBOR + 3.25%), Maturing February 5, 2025		33,444	33,246,816

NPC International, Inc.

Term Loan, 5.43%, (3 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		13,060	7,443,937

Restaurant Technologies, Inc.

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		8,203	8,233,724

US Foods, Inc.

Term Loan, 3.79%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023		26,479	26,594,504

			$162,007,832

Food / Drug Retailers — 0.5%

Albertsons, LLC

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing November 17, 2025		4,763	$4,792,810

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2026		13,666	13,753,538

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food / Drug Retailers (continued)

Diplomat Pharmacy, Inc.

Term Loan, 6.29%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		4,907	$4,416,079

L1R HB Finance Limited

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	7,273	5,181,045

Term Loan, 6.02%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	6,773	5,588,524

			$33,731,996

Forest Products — 0.1%

Clearwater Paper Corporation

Term Loan, 5.06%, (1 mo. USD LIBOR + 3.25%), Maturing July 26, 2026		4,075	$4,080,094

			$4,080,094

Health Care — 9.4%

Acadia Healthcare Company, Inc.

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing February 16, 2023		1,291	$1,294,644

ADMI Corp.

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025		9,167	9,040,746

Alliance Healthcare Services, Inc.

Term Loan, 6.29%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		9,528	8,432,346

Term Loan - Second Lien, 11.79%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		5,175	5,136,188

athenahealth, Inc.

Term Loan, 6.68%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026		24,477	24,323,872

Athletico Management, LLC

Term Loan, 5.44%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		7,444	7,462,359

ATI Holdings Acquisition, Inc.

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing May 10, 2023		1,955	1,876,364

Avantor, Inc.

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		8,627	8,675,234

BioClinica, Inc.

Term Loan, 6.06%, (1 mo. USD LIBOR + 4.25%), Maturing October 20, 2023		12,959	12,505,336

BW NHHC Holdco, Inc.

Term Loan, 6.80%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		11,652	9,671,575

30	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

Carestream Dental Equipment, Inc.

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		3,617	$3,370,950

Certara L.P.

Term Loan, 5.29%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2024		7,598	7,503,136

CHG Healthcare Services, Inc.

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		31,901	31,891,513

Concentra, Inc.

Term Loan, 4.54%, (3 mo. USD LIBOR + 2.50%), Maturing June 1, 2022		11,624	11,648,522

CPI Holdco, LLC

Term Loan, 5.54%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		14,025	14,024,888

CryoLife, Inc.

Term Loan, 5.35%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024		5,183	5,195,644

CTC AcquiCo GmbH

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 7, 2025	EUR	17,827	19,766,567

Elsan SAS

Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), Maturing October 31, 2024	EUR	8,750	9,826,667

Ensemble RCM, LLC

Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026		6,050	6,059,831

Envision Healthcare Corporation

Term Loan, 5.54%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		70,822	57,543,266

Gentiva Health Services, Inc.

Term Loan, 5.56%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		27,083	27,159,299

Greatbatch Ltd.

Term Loan, 4.98%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022		4,629	4,656,586

Grifols Worldwide Operations USA, Inc.

Term Loan, 4.09%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025		39,576	39,681,316

Hanger, Inc.

Term Loan, 5.29%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		23,514	23,595,273

Inovalon Holdings, Inc.

Term Loan, 5.44%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025		15,623	15,671,660

IQVIA, Inc.

Term Loan, 4.10%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025		10,045	10,084,758

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)

Medical Solutions, LLC

Term Loan, 6.29%, (1 mo. USD LIBOR + 4.50%), Maturing June 14, 2024	13,635	$13,583,782

MPH Acquisition Holdings, LLC

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	28,469	26,783,058

National Mentor Holdings, Inc.

Term Loan, 6.04%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	349	350,361

Term Loan, 6.04%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	6,197	6,214,240

Navicure, Inc.

Term Loan, 5.87%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026	10,725	10,644,563

One Call Corporation

Term Loan, 7.41%, (3 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	15,479	13,350,389

Ortho-Clinical Diagnostics S.A.

Term Loan, 5.31%, (3 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	56,027	53,576,140

Parexel International Corporation

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	19,175	18,335,802

Phoenix Guarantor, Inc.

Term Loan, 6.49%, (1 mo. USD LIBOR + 4.50%), Maturing March 5, 2026	23,990	23,984,885

Radiology Partners Holdings, LLC

Term Loan, 6.66%, (USD LIBOR + 4.75%), Maturing July 9, 2025(4)	5,403	5,260,819

RadNet, Inc.

Term Loan, 5.54%, (3 mo. USD LIBOR + 3.50%), Maturing June 30, 2023	10,408	10,398,300

Select Medical Corporation

Term Loan, 4.58%, (USD LIBOR + 2.50%), Maturing March 6, 2025(4)	30,033	29,967,189

Sotera Health Holdings, LLC

Term Loan, 4.93%, (3 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	23,644	23,397,862

Surgery Center Holdings, Inc.

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	13,815	13,383,428

Team Health Holdings, Inc.

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	24,741	19,390,724

Tecomet, Inc.

Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2024	12,251	12,155,170

31	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

U.S. Anesthesia Partners, Inc.

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024		5,699	$5,467,175

Verscend Holding Corp.

Term Loan, 6.29%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		23,858	23,923,074

Viant Medical Holdings, Inc.

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		4,234	3,962,708

			$690,228,209

Home Furnishings — 0.5%

Serta Simmons Bedding, LLC

Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		61,427	$36,364,910

			$36,364,910

Industrial Equipment — 5.7%

AI Alpine AT Bidco GmbH

Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing October 31, 2025	EUR	5,500	$6,009,551

Altra Industrial Motion Corp.

Term Loan, 3.79%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		8,838	8,824,385

Apex Tool Group, LLC

Term Loan, 7.29%, (1 mo. USD LIBOR + 5.50%), Maturing August 1, 2024		20,526	19,583,187

Carlisle Foodservice Products, Inc.

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025		12,044	11,396,927

Clark Equipment Company

Term Loan, 4.10%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		17,276	17,302,757

Coherent Holding GmbH

Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing November 7, 2023	EUR	4,820	5,417,681

Columbus McKinnon Corporation

Term Loan, 4.60%, (3 mo. USD LIBOR + 2.50%), Maturing January 31, 2024		5,322	5,337,360

CPM Holdings, Inc.

Term Loan, 5.54%, (1 mo. USD LIBOR + 3.75%), Maturing November 17, 2025		7,369	7,232,671

Delachaux Group S.A.

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing March 28, 2026	EUR	4,650	5,191,008

Term Loan, 6.50%, (3 mo. USD LIBOR + 4.50%), Maturing March 28, 2026		5,900	5,888,938

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

DexKo Global, Inc.

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	2,644	$2,905,020

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	6,611	7,262,588

Term Loan, 5.29%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		13,452	13,300,413

DXP Enterprises, Inc.

Term Loan, 6.54%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		5,219	5,247,854

Dynacast International, LLC

Term Loan, 5.35%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		12,520	11,581,199

Engineered Machinery Holdings, Inc.

Term Loan, 5.35%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		14,796	14,340,170

Term Loan, 6.35%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024		2,025	2,001,873

EWT Holdings III Corp.

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		29,060	29,114,297

Filtration Group Corporation

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	4,162	4,676,270

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		50,500	50,544,616

Gardner Denver, Inc.

Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	3,136	3,521,095

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		5,239	5,258,601

Gates Global, LLC

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	7,874	8,648,241

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		31,006	30,440,926

LTI Holdings, Inc.

Term Loan, 5.29%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		5,470	5,045,844

Term Loan, 6.54%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026		2,450	2,352,000

Milacron, LLC

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		17,357	17,356,588

Minimax Viking GmbH

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing July 31, 2025	EUR	3,471	3,905,604

32	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

Quimper AB

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	23,125	$25,794,529

Robertshaw US Holding Corp.

Term Loan, 5.06%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2025		24,683	22,276,691

Shape Technologies Group, Inc.

Term Loan, 4.93%, (3 mo. USD LIBOR + 3.00%), Maturing April 21, 2025		14,227	13,018,102

Terex Corporation

Term Loan, 3.79%, (1 mo. USD LIBOR + 2.00%), Maturing January 31, 2024		8,856	8,854,809

Thermon Industries, Inc.

Term Loan, 5.78%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		3,406	3,414,452

Titan Acquisition Limited

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		34,038	32,293,896

Welbilt, Inc.

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		4,291	4,262,616

			$419,602,759

Insurance — 3.6%

Alliant Holdings Intermediate, LLC

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025		7,290	$7,121,088

Term Loan, 5.17%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		5,761	5,675,053

AmWINS Group, Inc.

Term Loan, 4.58%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		46,681	46,697,883

Asurion, LLC

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		28,155	28,202,995

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		42,409	42,481,947

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2024		2,469	2,473,996

Term Loan - Second Lien, 8.29%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		28,200	28,388,009

Financiere CEP S.A.S.

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing January 16, 2025	EUR	3,425	3,845,369

Hub International Limited

Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing April 25, 2025		34,687	34,009,095

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Insurance (continued)

NFP Corp.

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		34,920	$33,959,481

USI, Inc.

Term Loan, 5.10%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		33,785	32,840,118

			$265,695,034

Leisure Goods / Activities / Movies — 4.9%

AMC Entertainment Holdings, Inc.

Term Loan, 5.23%, (6 mo. USD LIBOR + 3.00%), Maturing April 22, 2026		16,781	$16,786,202

Amer Sports Oyj

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	37,975	42,313,778

Ancestry.com Operations, Inc.

Term Loan, 6.04%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026		44,000	39,379,643

BidFair MergeRight, Inc.

Term Loan, 7.41%, (USD LIBOR + 5.50%), Maturing January 15, 2027(4)		7,064	6,922,936

Bombardier Recreational Products, Inc.

Term Loan, 3.79%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		33,619	33,598,479

ClubCorp Holdings, Inc.

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		21,566	19,042,619

Crown Finance US, Inc.

Term Loan, 2.38%, (1 mo. EURIBOR + 2.38%), Maturing February 28, 2025	EUR	3,549	3,976,375

Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing February 28, 2025		18,733	18,524,999

Delta 2 (LUX) S.a.r.l.

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		32,796	32,375,625

Emerald Expositions Holding, Inc.

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		14,021	13,389,584

Etraveli Holding AB

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 2, 2024	EUR	9,350	10,493,227

Lindblad Expeditions, Inc.

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		1,177	1,183,225

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		4,706	4,732,899

33	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

Live Nation Entertainment, Inc.

Term Loan, 3.69%, (1 mo. USD LIBOR + 1.75%), Maturing October 17, 2026		12,985	$13,005,485

Merlin Entertainments PLC

Term Loan, Maturing October 16, 2026(5)		5,436	5,472,986

Term Loan, Maturing October 17, 2026(5)		714	719,295

NASCAR Holdings, Inc.

Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing October 19, 2026		9,075	9,131,093

Sabre GLBL, Inc.

Term Loan, 3.79%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		6,639	6,657,082

SeaWorld Parks & Entertainment, Inc.

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		21,239	21,212,163

SRAM, LLC

Term Loan, 4.60%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024		11,122	11,135,169

Steinway Musical Instruments, Inc.

Term Loan, 5.66%, (1 mo. USD LIBOR + 3.75%), Maturing February 14, 2025		6,661	6,585,569

Travel Leaders Group, LLC

Term Loan, 5.82%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		14,556	14,501,166

UFC Holdings, LLC

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing April 29, 2026		17,057	17,071,598

Vue International Bidco PLC

Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing June 14, 2026	EUR	7,883	8,858,791

Term Loan, Maturing June 18, 2026(5)	EUR	1,417	1,592,906

			$358,662,894

Lodging and Casinos — 4.7%

Aimbridge Acquisition Co., Inc.

Term Loan, 5.57%, (1 mo. USD LIBOR + 3.75%), Maturing February 2, 2026		3,408	$3,420,569

Aristocrat Technologies, Inc.

Term Loan, 3.72%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		11,122	11,161,678

Azelis Finance S.A.

Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing November 7, 2025	EUR	3,750	4,211,128

Boyd Gaming Corporation

Term Loan, 3.96%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		5,431	5,446,554

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)

Churchill Downs Incorporated

Term Loan, 3.79%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024		3,439	$3,453,795

CityCenter Holdings, LLC

Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		59,547	59,615,774

Eldorado Resorts, LLC

Term Loan, 4.21%, (USD LIBOR + 2.25%), Maturing April 17, 2024(4)		4,929	4,928,185

ESH Hospitality, Inc.

Term Loan, 3.79%, (1 mo. USD LIBOR + 2.00%), Maturing September 18, 2026		22,140	22,197,406

Four Seasons Hotels Limited

Term Loan, 3.79%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		7,154	7,183,981

Golden Nugget, Inc.

Term Loan, 4.69%, (USD LIBOR + 2.75%), Maturing October 4, 2023(4)		50,785	50,763,084

GVC Holdings PLC

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing March 29, 2024	EUR	22,500	25,285,586

Term Loan, 4.45%, (6 mo. USD LIBOR + 2.25%), Maturing March 29, 2024		15,859	15,901,445

Hanjin International Corp.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		5,225	5,211,937

MGM Growth Properties Operating Partnership L.P.

Term Loan, 3.79%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025		32,064	32,183,882

Playa Resorts Holding B.V.

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		14,243	13,925,032

Richmond UK Bidco Limited

Term Loan, 4.96%, (1 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	2,739	3,441,791

Stars Group Holdings B.V. (The)

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	11,450	12,916,502

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		47,338	47,579,233

VICI Properties 1, LLC

Term Loan, 3.85%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		20,222	20,316,390

			$349,143,952

34	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals — 0.5%

CD&R Hydra Buyer, Inc.

Term Loan, 7.50%, (0.00% Cash, 7.50% PIK), Maturing August 15, 2021(3)(7)		378	$298,822

Murray Energy Corporation

DIP Loan, 13.00%, (1 mo. USD LIBOR + 11.00%), Maturing July 29, 2020		4,293	4,292,776

Term Loan, Maturing October 17, 2022(6)		17,992	6,388,942

Noranda Aluminum Acquisition Corporation

Term Loan, Maturing February 28, 2020(6)		2,904	174,237

Oxbow Carbon, LLC

Term Loan, 5.54%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		8,400	8,394,490

Rain Carbon GmbH

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	14,875	15,829,710

			$35,378,977

Oil and Gas — 2.9%

Ameriforge Group, Inc.

Term Loan, 9.10%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022		14,972	$14,971,965

Apergy Corporation

Term Loan, 4.31%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		3,554	3,545,289

Blackstone CQP Holdco L.P.

Term Loan, 5.66%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		12,344	12,318,350

Buckeye Partners L.P.

Term Loan, Maturing November 15, 2026(5)		29,450	29,620,251

Centurion Pipeline Company, LLC

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		3,449	3,455,404

CITGO Holding, Inc.

Term Loan, 8.79%, (1 mo. USD LIBOR + 7.00%), Maturing August 1, 2023		3,000	3,041,718

CITGO Petroleum Corporation

Term Loan, 6.60%, (3 mo. USD LIBOR + 4.50%), Maturing July 29, 2021		15,422	15,436,437

Term Loan, 7.10%, (3 mo. USD LIBOR + 5.00%), Maturing March 28, 2024		30,420	30,495,680

Delek US Holdings, Inc.

Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025		7,342	7,259,457

Fieldwood Energy, LLC

Term Loan, 7.18%, (3 mo. USD LIBOR + 5.25%), Maturing April 11, 2022		26,962	22,145,806

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

Matador Bidco S.a.r.l.

Term Loan, Maturing June 12, 2026(5)		7,000	$7,008,750

McDermott Technology Americas, Inc.

Term Loan, Maturing October 21, 2021(5)		7,656	7,656,260

Term Loan, 7.10%, (3 mo. USD LIBOR + 5.00%), Maturing May 9, 2025		19,213	11,774,560

Prairie ECI Acquiror L.P.

Term Loan, 6.85%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026		10,725	10,468,050

PSC Industrial Holdings Corp.

Term Loan, 5.67%, (1 mo. USD LIBOR + 3.75%), Maturing October 11, 2024		11,388	11,378,352

Sheridan Investment Partners II L.P.

DIP Loan, 8.86%, (1 mo. USD LIBOR + 7.00%), Maturing March 19, 2020		834	830,097

DIP Loan, 8.92%, (1 mo. USD LIBOR + 7.00%), Maturing March 19, 2020		834	830,097

Term Loan, Maturing December 16, 2020(6)		318	155,628

Term Loan, Maturing December 16, 2020(6)		852	417,296

Term Loan, Maturing December 16, 2020(6)		6,122	2,999,812

Sheridan Production Partners I, LLC

Term Loan, Maturing November 15, 2019(6)		776	604,324

Term Loan, Maturing November 15, 2019(6)		1,271	989,387

Term Loan, Maturing November 15, 2019(6)		9,593	7,466,608

UGI Energy Services, LLC

Term Loan, 5.54%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026		12,120	12,180,223

			$217,049,801

Publishing — 1.0%

Getty Images, Inc.

Term Loan, 5.00%, (1 mo. EURIBOR + 5.00%), Maturing February 19, 2026	EUR	4,000	$4,450,046

Term Loan, 6.31%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026		13,548	13,285,140

Harland Clarke Holdings Corp.

Term Loan, 6.85%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023		16,631	13,050,205

LSC Communications, Inc.

Term Loan, 7.29%, (1 week USD LIBOR + 5.50%), Maturing September 30, 2022		6,164	5,092,720

Nielsen Finance, LLC

Term Loan, 3.94%, (1 mo. USD LIBOR + 2.00%), Maturing October 4, 2023		15,210	15,177,084

ProQuest, LLC

Term Loan, Maturing October 23, 2026(5)		17,725	17,758,234

35	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Publishing (continued)

Tweddle Group, Inc.

Term Loan, 6.30%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023	2,196	$1,959,108

		$70,772,537

Radio and Television — 2.7%

ALM Media Holdings, Inc.

Term Loan, 6.60%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	5,442	$5,296,188

AP NMT Acquisition B.V.

Term Loan, 7.84%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021	5,055	5,090,187

Cumulus Media New Holdings, Inc.

Term Loan, 5.54%, (1 mo. USD LIBOR + 3.75%), Maturing March 31, 2026	6,075	6,115,818

Diamond Sports Group, LLC

Term Loan, 5.08%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026	36,175	36,378,484

Entercom Media Corp.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024	6,781	6,802,197

Entravision Communications Corporation

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	9,292	9,029,054

Gray Television, Inc.

Term Loan, 4.51%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	9,776	9,812,785

Hubbard Radio, LLC

Term Loan, 5.29%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025	10,373	10,366,320

iHeartCommunications, Inc.

Term Loan, 6.03%, (1 mo. USD LIBOR + 4.00%), Maturing May 1, 2026	3,999	4,017,740

Mission Broadcasting, Inc.

Term Loan, 4.28%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	4,012	4,020,761

Nexstar Broadcasting, Inc.

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	20,192	20,234,787

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	6,200	6,234,100

Sinclair Television Group, Inc.

Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	17,140	17,145,660

Term Loan, 4.43%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	7,550	7,570,762

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)

Univision Communications, Inc.

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	49,983	$48,287,222

		$196,402,065

Retailers (Except Food and Drug) — 2.2%

Apro, LLC

Term Loan, 5.83%, (1 mo. USD LIBOR + 4.00%), Maturing August 8, 2024	2,645	$2,647,889

Ascena Retail Group, Inc.

Term Loan, 6.31%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	19,158	10,593,016

Bass Pro Group, LLC

Term Loan, 6.79%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	9,359	8,993,999

BJ’s Wholesale Club, Inc.

Term Loan, 4.67%, (1 mo. USD LIBOR + 2.75%), Maturing February 3, 2024	16,444	16,473,996

CDW, LLC

Term Loan, 3.54%, (1 mo. USD LIBOR + 1.75%), Maturing October 13, 2026	19,854	19,908,579

Coinamatic Canada, Inc.

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	1,411	1,372,204

David’s Bridal, Inc.

Term Loan, 4.10%, (3 mo. USD LIBOR + 2.00%), Maturing December 31, 2019	1,756	1,738,286

Term Loan, 9.61%, (3 mo. USD LIBOR + 7.50%), Maturing July 17, 2023	2,216	1,911,486

Term Loan, 10.11%, (3 mo. USD LIBOR + 8.00%), Maturing January 18, 2024	8,421	3,522,898

Global Appliance, Inc.

Term Loan, 5.79%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	4,185	4,038,794

Go Wireless, Inc.

Term Loan, 8.29%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	2,840	2,748,039

Hoya Midco, LLC

Term Loan, 5.29%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	10,327	10,055,854

J. Crew Group, Inc.

Term Loan, 4.91%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	22,532	17,730,730

LSF9 Atlantis Holdings, LLC

Term Loan, 7.94%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	14,145	13,219,617

36	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)

PetSmart, Inc.

Term Loan, 5.93%, (1 mo. USD LIBOR + 4.00%), Maturing March 11, 2022	36,253	$35,392,119

PFS Holding Corporation

Term Loan, 5.43%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	11,288	4,402,348

Pier 1 Imports (U.S.), Inc.

Term Loan, 5.70%, (6 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	6,024	1,521,006

Radio Systems Corporation

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2024	5,939	5,857,025

		$162,127,885

Steel — 1.6%

Atkore International, Inc.

Term Loan, 4.86%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	35,334	$35,385,237

GrafTech Finance, Inc.

Term Loan, 5.29%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	30,270	29,096,713

Neenah Foundry Company

Term Loan, 8.47%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	7,362	7,214,806

Phoenix Services International, LLC

Term Loan, 5.66%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	8,448	7,814,851

Zekelman Industries, Inc.

Term Loan, 4.07%, (1 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	38,104	38,094,326

		$117,605,933

Surface Transport — 0.6%

1199169 B.C. Unlimited Liability Company

Term Loan, 6.10%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	3,715	$3,725,649

Agro Merchants NAI Holdings, LLC

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	13,801	13,714,365

Kenan Advantage Group, Inc.

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	3,369	3,229,842

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	14,253	13,665,298

Stena International S.a.r.l.

Term Loan, 5.11%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	5,904	5,749,346

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Surface Transport (continued)

XPO Logistics, Inc.

Term Loan, 3.79%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		2,789	$2,797,318

			$42,881,818

Telecommunications — 7.1%

CenturyLink, Inc.

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		90,233	$89,574,714

Ciena Corporation

Term Loan, 3.85%, (1 mo. USD LIBOR + 2.00%), Maturing September 26, 2025		14,033	14,114,376

Colorado Buyer, Inc.

Term Loan, 4.93%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		19,489	16,468,068

Digicel International Finance Limited

Term Loan, 5.34%, (6 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		19,724	16,847,286

eircom Holdings (Ireland) Limited

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing May 15, 2026	EUR	20,661	23,115,901

Gamma Infrastructure III B.V.

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	25,162	27,904,962

Global Eagle Entertainment, Inc.

Term Loan, 9.71%, (USD LIBOR + 7.50%), Maturing January 6, 2023(4)		22,906	19,718,390

Intelsat Jackson Holdings S.A.

Term Loan, 5.68%, (6 mo. USD LIBOR + 3.75%), Maturing November 27, 2023		37,650	37,626,469

Term Loan, 6.43%, (6 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		19,500	19,799,812

IPC Corp.

Term Loan, 6.43%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		8,930	7,426,787

Level 3 Financing, Inc.

Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		47,300	47,400,512

Lumentum Holdings

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing December 10, 2025		4,155	4,165,387

Matterhorn Telecom S.A.

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing September 30, 2026	EUR	5,225	5,868,111

Onvoy, LLC

Term Loan, 6.29%, (1 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		17,952	15,124,588

37	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

Plantronics, Inc.

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025	13,087	$13,036,717

SBA Senior Finance II, LLC

Term Loan, 3.79%, (1 mo. USD LIBOR + 2.00%), Maturing April 11, 2025	14,454	14,505,679

Sprint Communications, Inc.

Term Loan, 4.31%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	66,369	65,732,593

Term Loan, 4.81%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024	11,612	11,573,442

Syniverse Holdings, Inc.

Term Loan, 6.92%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	12,317	11,185,549

Telesat Canada

Term Loan, 4.61%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023	48,979	49,101,159

Zayo Group, LLC

Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing January 19, 2024	12,400	12,433,331

		$522,723,833

Utilities — 1.7%

Brookfield WEC Holdings, Inc.

Term Loan, 5.29%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2025	27,246	$27,110,205

Calpine Construction Finance Company L.P.

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	7,627	7,645,108

Calpine Corporation

Term Loan, 4.61%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	27,874	27,913,832

Granite Acquisition, Inc.

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	15,537	15,569,863

Lightstone Holdco, LLC

Term Loan, 5.54%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	1,182	1,104,704

Term Loan, 5.54%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	20,956	19,586,400

Longview Power, LLC

Term Loan, 7.93%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	11,214	7,288,801

Pike Corporation

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing July 24, 2026	5,987	5,995,868

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Utilities (continued)

Talen Energy Supply, LLC

Term Loan, 5.69%, (1 mo. USD LIBOR + 3.75%), Maturing July 8, 2026		6,225	$6,162,750

USIC Holdings, Inc.

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023		7,709	7,506,868

			$125,884,399

Total Senior Floating-Rate Loans (identified cost $8,761,524,664)			$8,416,334,169

Corporate Bonds & Notes — 3.9%
Security		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.1%

TransDigm, Inc.

6.25%, 3/15/26(8)		5,800	$6,227,750

			$6,227,750

Automotive — 0.2%

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.

6.25%, 5/15/26(8)		4,975	$5,272,007

Tenneco, Inc.

4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(8)(9)	EUR	6,000	6,682,149

			$11,954,156

Building and Development — 0.1%

American Builders & Contractors Supply Co., Inc.

4.00%, 1/15/28(8)		3,475	$3,475,000

			$3,475,000

Business Equipment and Services — 0.4%

Allied Universal Holdco, LLC/Allied Universal Finance Corp.

6.625%, 7/15/26(8)		3,525	$3,771,750

Prime Security Services Borrower, LLC/Prime Finance, Inc.

5.25%, 4/15/24(8)		9,125	9,364,531

5.75%, 4/15/26(8)		17,950	18,454,844

			$31,591,125

38	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2019

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 0.1%

Altice France S.A.

7.375%, 5/1/26(8)		1,000	$1,073,345

5.50%, 1/15/28(8)		6,100	6,229,625

Ziggo B.V.

5.50%, 1/15/27(8)		2,000	2,112,460

			$9,415,430

Chemicals and Plastics — 0.0%(10)

PQ Corp.

6.75%, 11/15/22(8)		3,000	$3,108,750

			$3,108,750

Containers and Glass Products — 0.4%

Berry Global, Inc.

5.625%, 7/15/27(8)		2,500	$2,659,375

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC

5.75%, 10/15/20		19,746	19,838,374

5.501%, (3 mo. USD LIBOR + 3.50%), 7/15/21(8)(9)		8,075	8,115,375

5.125%, 7/15/23(8)		250	257,112

			$30,870,236

Drugs — 0.7%

Bausch Health Cos., Inc.,

6.50%, 3/15/22(8)		9,841	$10,150,499

7.00%, 3/15/24(8)		12,794	13,416,748

5.50%, 11/1/25(8)		20,375	21,368,485

Par Pharmaceutical, Inc.

7.50%, 4/1/27(8)		7,500	7,143,750

			$52,079,482

Electronics / Electrical — 0.2%

CommScope, Inc.

6.00%, 3/1/26(8)		14,645	$15,120,963

			$15,120,963

Food Products — 0.0%(10)

Iceland Bondco PLC

5.035%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(8)(9)	GBP	1,741	$2,246,647

			$2,246,647

Security	Principal Amount* (000’s omitted)	Value

Food / Drug Retailers — 0.1%

Fresh Market, Inc. (The)

9.75%, 5/1/23(8)	8,600	$5,074,000

		$5,074,000

Health Care — 0.8%

Avantor, Inc.

6.00%, 10/1/24(8)	13,250	$14,195,785

CHS/Community Health Systems, Inc.

5.125%, 8/1/21	11,650	11,664,562

6.25%, 3/31/23	13,375	13,082,422

HCA, Inc.

5.25%, 4/15/25	1,250	1,395,951

RegionalCare Hospital Partners Holdings, Inc.

8.25%, 5/1/23(8)	14,825	15,834,953

		$56,173,673

Leisure Goods / Activities / Movies — 0.1%

National CineMedia, LLC

6.00%, 4/15/22	4,200	$4,252,920

		$4,252,920

Oil and Gas — 0.1%

CITGO Petroleum Corp.

6.25%, 8/15/22(8)	7,700	$7,805,875

		$7,805,875

Radio and Television — 0.2%

Diamond Sports Group, LLC/Diamond Sports Finance Co.

5.375%, 8/15/26(8)	7,525	$7,873,031

iHeartCommunications, Inc.

6.375%, 5/1/26	1,159	1,253,635

8.375%, 5/1/27	2,101	2,264,332

5.25%, 8/15/27(8)	2,500	2,585,500

Univision Communications, Inc.

5.125%, 2/15/25(8)	3,000	2,943,750

		$16,920,248

Telecommunications — 0.1%

Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd.

8.75%, 5/25/24(8)	7,250	$6,905,625

		$6,905,625

39	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Utilities — 0.3%

Calpine Corp.

6.00%, 1/15/22(8)	2,000	$2,010,300

5.875%, 1/15/24(8)	5,000	5,122,500

5.25%, 6/1/26(8)	7,675	8,010,781

Talen Energy Supply, LLC

6.625%, 1/15/28(8)	5,950	5,771,500

		$20,915,081

Total Corporate Bonds & Notes (identified cost $281,751,932)		$284,136,961

Asset-Backed Securities — 3.7%
Security	Principal Amount (000’s omitted)	Value

Alinea CLO, Ltd.

Series 2018-1A, Class D, 5.066%, (3 mo. USD LIBOR + 3.10%), 7/20/31(8)(9)	$2,500	$2,356,736

Series 2018-1A, Class E, 7.966%, (3 mo. USD LIBOR + 6.00%), 7/20/31(8)(9)	3,000	2,695,609

ALM Loan Funding, Ltd.

Series 2013-7RA, Class DR, 9.141%, (3 mo. USD LIBOR + 7.14%), 10/15/28(8)(9)	3,000	2,877,625

AMMC CLO 15, Ltd.

Series 2014-15A, Class ERR, 8.911%, (3 mo. USD LIBOR + 6.91%), 1/15/32(8)(9)	5,000	4,612,849

AMMC CLO XII, Ltd.

Series 2013-12A, Class ER, 8.361%, (3 mo. USD LIBOR + 6.18%), 11/10/30(8)(9)	3,525	2,934,290

Apidos CLO XX

Series 2015-20A, Class DR, 7.701%, (3 mo. USD LIBOR + 5.70%), 7/16/31(8)(9)	2,375	2,206,864

Ares LII CLO, Ltd.

Series 2019-52A, Class E, 8.503%, (3 mo. USD LIBOR + 6.55%), 4/22/31(8)(9)	1,250	1,199,032

Ares XL CLO, Ltd.

Series 2016-40A, Class CR, 5.401%, (3 mo. USD LIBOR + 3.40%), 1/15/29(8)(9)	2,500	2,452,539

Series 2016-40A, Class DR, 8.351%, (3 mo. USD LIBOR + 6.35%), 1/15/29(8)(9)	3,500	3,310,426

Ares XLIX CLO, Ltd.

Series 2018-49A, Class D, 4.953%, (3 mo. USD LIBOR + 3.00%), 7/22/30(8)(9)	2,500	2,359,893

Series 2018-49A, Class E, 7.653%, (3 mo. USD LIBOR + 5.70%), 7/22/30(8)(9)	3,500	3,191,868

Security	Principal Amount (000’s omitted)	Value

Ares XXXIIR CLO, Ltd.

Series 2014-32RA, Class C, 5.058%, (3 mo. USD LIBOR + 2.90%), 5/15/30(8)(9)	$5,000	$4,635,674

Series 2014-32RA, Class D, 8.008%, (3 mo. USD LIBOR + 5.85%), 5/15/30(8)(9)	1,000	907,153

Ares XXXVR CLO, Ltd.

Series 2015-35RA, Class E, 7.701%, (3 mo. USD LIBOR + 5.70%), 7/15/30(8)(9)	4,000	3,629,414

Babson CLO, Ltd.

Series 2015-1A, Class DR, 4.566%, (3 mo. USD LIBOR + 2.60%), 1/20/31(8)(9)	2,500	2,274,056

Series 2016-1A, Class DR, 4.984%, (3 mo. USD LIBOR + 3.05%), 7/23/30(8)(9)	1,250	1,166,794

Series 2016-1A, Class ER, 7.934%, (3 mo. USD LIBOR + 6.00%), 7/23/30(8)(9)	3,500	2,878,929

Series 2018-1A, Class C, 4.601%, (3 mo. USD LIBOR + 2.60%), 4/15/31(8)(9)	3,500	3,168,291

Bain Capital Credit CLO

Series 2018-1A, Class D, 4.634%, (3 mo. USD LIBOR + 2.70%), 4/23/31(8)(9)	5,000	4,564,378

Benefit Street Partners CLO V-B, Ltd.

Series 2018-5BA, Class C, 4.896%, (3 mo. USD LIBOR + 2.93%), 4/20/31(8)(9)	5,000	4,579,829

Series 2018-5BA, Class D, 7.916%, (3 mo. USD LIBOR + 5.95%), 4/20/31(8)(9)	3,500	3,021,378

Benefit Street Partners CLO VIII, Ltd.

Series 2015-8A, Class DR, 7.566%, (3 mo. USD LIBOR + 5.60%), 1/20/31(8)(9)	5,401	4,529,753

Benefit Street Partners CLO XIV, Ltd.

Series 2018-14A, Class D, 4.566%, (3 mo. USD LIBOR + 2.60%), 4/20/31(8)(9)	1,500	1,357,016

Benefit Street Partners CLO XVI, Ltd.

Series 2018-16A, Class D, 5.702%, (3 mo. USD LIBOR + 3.70%), 1/17/32(8)(9)	2,000	1,976,502

Series 2018-16A, Class E, 8.702%, (3 mo. USD LIBOR + 6.70%), 1/17/32(8)(9)	2,250	2,187,036

Benefit Street Partners CLO XVII, Ltd.

Series 2019-17A, Class E, 8.601%, (3 mo. USD LIBOR + 6.60%), 7/15/32(8)(9)	1,750	1,661,626

Betony CLO 2, Ltd.

Series 2018-1A, Class C, 4.836%, (3 mo. USD LIBOR + 2.90%), 4/30/31(8)(9)	2,500	2,336,000

Series 2018-1A, Class D, 7.586%, (3 mo. USD LIBOR + 5.65%), 4/30/31(8)(9)	4,550	4,069,485

BlueMountain CLO, Ltd.

Series 2015-3A, Class CR, 4.566%, (3 mo. USD LIBOR + 2.60%), 4/20/31(8)(9)	5,000	4,492,791

Series 2015-3A, Class DR, 7.366%, (3 mo. USD LIBOR + 5.40%), 4/20/31(8)(9)	3,000	2,587,958

40	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

BlueMountain CLO, Ltd. (continued)

Series 2016-3A, Class DR, 5.258%, (3 mo. USD LIBOR + 3.10%), 11/15/30(8)(9)	$1,500	$1,375,299

Series 2016-3A, Class ER, 8.108%, (3 mo. USD LIBOR + 5.95%), 11/15/30(8)(9)	1,500	1,332,479

Series 2018-1A, Class D, 4.986%, (3 mo. USD LIBOR + 3.05%), 7/30/30(8)(9)	2,500	2,305,795

Series 2018-1A, Class E, 7.886%, (3 mo. USD LIBOR + 5.95%), 7/30/30(8)(9)	2,000	1,776,213

Canyon Capital CLO, Ltd.

Series 2012-1RA, Class E, 7.701%, (3 mo. USD LIBOR + 5.70%), 7/15/30(8)(9)	4,875	4,345,811

Series 2016-1A, Class DR, 4.801%, (3 mo. USD LIBOR + 2.80%), 7/15/31(8)(9)	3,000	2,781,476

Series 2016-1A, Class ER, 7.751%, (3 mo. USD LIBOR + 5.75%), 7/15/31(8)(9)	4,000	3,464,140

Series 2016-2A, Class ER, 7.986%, (3 mo. USD LIBOR + 6.00%), 10/15/31(8)(9)	4,500	3,859,433

Series 2018-1A, Class D, 4.901%, (3 mo. USD LIBOR + 2.90%), 7/15/31(8)(9)	3,000	2,781,955

Series 2018-1A, Class E, 7.751%, (3 mo. USD LIBOR + 5.75%), 7/15/31(8)(9)	2,750	2,402,173

Carlyle CLO, Ltd.

Series C17A, Class CR, 5.066%, (3 mo. USD LIBOR + 2.80%), 4/30/31(8)(9)	5,000	4,665,802

Series C17A, Class DR, 8.266%, (3 mo. USD LIBOR + 6.00%), 4/30/31(8)(9)	3,500	3,133,009

Carlyle Global Market Strategies CLO, Ltd.

Series 2012-3A, Class CR2, 5.486%, (3 mo. USD LIBOR + 3.50%), 1/14/32(8)(9)	2,500	2,287,660

Series 2012-3A, Class DR2, 8.486%, (3 mo. USD LIBOR + 6.50%), 1/14/32(8)(9)	1,500	1,335,208

Series 2014-3RA, Class C, 4.886%, (3 mo. USD LIBOR + 2.95%), 7/27/31(8)(9)	1,000	918,567

Series 2014-3RA, Class D, 7.336%, (3 mo. USD LIBOR + 5.40%), 7/27/31(8)(9)	2,150	1,750,231

Series 2014-4RA, Class C, 4.901%, (3 mo. USD LIBOR + 2.90%), 7/15/30(8)(9)	2,750	2,394,716

Series 2014-4RA, Class D, 7.651%, (3 mo. USD LIBOR + 5.65%), 7/15/30(8)(9)	3,500	2,860,694

Cole Park CLO, Ltd.

Series 2015-1A, Class ER, 8.566%, (3 mo. USD LIBOR + 6.60%), 10/20/28(8)(9)	2,000	1,878,465

Dryden CLO, Ltd.

Series 2016-42A, Class ER, 7.551%, (3 mo. USD LIBOR + 5.55%), 7/15/30(8)(9)	3,500	3,071,628

Series 2018-55A, Class D, 4.851%, (3 mo. USD LIBOR + 2.85%), 4/15/31(8)(9)	1,500	1,384,893

Series 2018-55A, Class E, 7.401%, (3 mo. USD LIBOR + 5.40%), 4/15/31(8)(9)	2,000	1,740,378

Security	Principal Amount (000’s omitted)	Value

Dryden Senior Loan Fund

Series 2015-40A, Class DR, 5.258%, (3 mo. USD LIBOR + 3.10%), 8/15/31(8)(9)	$3,000	$2,857,074

Series 2015-40A, Class ER, 7.908%, (3 mo. USD LIBOR + 5.75%), 8/15/31(8)(9)	2,350	2,127,451

Series 2015-41A, Class DR, 4.586%, (3 mo. USD LIBOR + 2.60%), 4/15/31(8)(9)	7,000	6,378,228

Series 2015-41A, Class ER, 7.286%, (3 mo. USD LIBOR + 5.30%), 4/15/31(8)(9)	1,268	1,049,679

Series 2016-42A, Class DR, 4.931%, (3 mo. USD LIBOR + 2.93%), 7/15/30(8)(9)	2,500	2,315,677

Fort Washington CLO 2019-1, Ltd.

Series 2019-1A, Class E, (3 mo. USD LIBOR + 7.25%),10/20/32(8)(11)	1,000	959,269

Galaxy XV CLO, Ltd.

Series 2013-15A, Class ER, 8.646%, (3 mo. USD LIBOR + 6.65%), 10/15/30(8)(9)	4,500	4,043,894

Galaxy XXV CLO, Ltd.

Series 2015-19A, Class D1R, 8.466%, (3 mo. USD LIBOR + 6.53%), 7/24/30(8)(9)	2,000	1,767,333

Series 2018-25A, Class D, 5.04%, (3 mo. USD LIBOR + 3.10%), 10/25/31(8)(9)	2,500	2,362,978

Series 2018-25A, Class E, 7.89%, (3 mo. USD LIBOR + 5.95%), 10/25/31(8)(9)	3,500	3,104,297

Goldentree Loan Management US CLO 5, Ltd.

Series 2019-5A, Class D, 6.038%, (3 mo. USD LIBOR + 3.85%), 10/20/32(8)(9)	1,500	1,490,190

Golub Capital Partners CLO, Ltd.

Series 2018-37A, Class D, 5.266%, (3 mo. USD LIBOR + 3.30%), 7/20/30(8)(9)	4,000	3,849,652

Series 2018-37A, Class E, 7.716%, (3 mo. USD LIBOR + 5.75%), 7/20/30(8)(9)	4,750	4,306,315

ICG US CLO, Ltd.

Series 2018-2A, Class D, 5.053%, (3 mo. USD LIBOR + 3.10%), 7/22/31(8)(9)	2,000	1,865,337

Series 2018-2A, Class E, 7.703%, (3 mo. USD LIBOR + 5.75%), 7/22/31(8)(9)	3,000	2,600,349

Kayne CLO, Ltd.

Series 2019-5A, Class E, 8.881%, (3 mo. USD LIBOR + 6.70%), 7/24/32(8)(9)	500	468,449

Neuberger Berman CLO XVIII, Ltd.

Series 2014-18A, Class DR2, 7.886%, (3 mo. USD LIBOR + 5.92%), 10/21/30(8)(9)	2,000	1,831,160

Neuberger Berman CLO XXII, Ltd.

Series 2016-22A, Class DR, 5.102%, (3 mo. USD LIBOR + 3.10%), 10/17/30(8)(9)	2,500	2,277,135

Series 2016-22A, Class ER, 8.062%, (3 mo. USD LIBOR + 6.06%), 10/17/30(8)(9)	3,000	2,654,687

41	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Neuberger Berman Loan Advisers CLO, Ltd.

Series 2018-28A, Class E, 7.566%, (3 mo. USD LIBOR + 5.60%), 4/20/30(8)(9)	$1,950	$1,713,080

Series 2019-33A, Class E, 8.94%, (3 mo. USD LIBOR + 6.80%), 10/16/32(8)(9)	950	935,447

Oaktree CLO, Ltd.

Series 2019-3A, Class D, 6.118%, (3 mo. USD LIBOR + 3.96%), 7/20/31(8)(9)	2,625	2,568,463

OHA Credit Partners VII, Ltd.

Series 2012-7A, Class ER, 9.636%, (3 mo. USD LIBOR + 7.50%), 11/20/27(8)(9)	3,000	2,983,786

Palmer Square CLO, Ltd.

Series 2013-2A, Class CRR, 5.503%, (3 mo. USD LIBOR + 3.20%), 10/17/31(8)(9)	2,500	2,395,540

Series 2013-2A, Class DRR, 8.153%, (3 mo. USD LIBOR + 5.85%), 10/17/31(8)(9)	3,250	3,020,449

Series 2015-1A, Class DR2, 8.402%, (3 mo. USD LIBOR + 6.25%), 5/21/29(8)(9)	1,850	1,766,104

Series 2018-1A, Class C, 4.503%, (3 mo. USD LIBOR + 2.50%), 4/18/31(8)(9)	3,000	2,763,933

Series 2018-1A, Class D, 7.45%, (3 mo. USD LIBOR + 5.15%), 4/18/31(8)(9)	2,000	1,852,357

Series 2018-2A, Class D, 7.601%, (3 mo. USD LIBOR + 5.60%), 7/16/31(8)(9)	2,000	1,844,841

Regatta XIII Funding, Ltd.

Series 2018-2A, Class C, 5.101%, (3 mo. USD LIBOR + 3.10%), 7/15/31(8)(9)	2,500	2,373,685

Series 2018-2A, Class D, 7.951%, (3 mo. USD LIBOR + 5.95%), 7/15/31(8)(9)	5,000	4,422,083

Regatta XIV Funding, Ltd.

Series 2018-3A, Class D, 5.14%, (3 mo. USD LIBOR + 3.20%), 10/25/31(8)(9)	2,500	2,392,727

Series 2018-3A, Class E, 7.89%, (3 mo. USD LIBOR + 5.95%), 10/25/31(8)(9)	4,500	4,054,410

Regatta XV Funding, Ltd.

Series 2018-4A, Class D, 8.44%, (3 mo. USD LIBOR + 6.50%), 10/25/31(8)(9)	3,875	3,496,048

Southwick Park CLO, LLC

Series 2019-4A, Class D, 6.016%, (3 mo. USD LIBOR + 3.85%), 7/20/32(8)(9)	1,500	1,489,400

Series 2019-4A, Class E, 8.866%, (3 mo. USD LIBOR + 6.70%), 7/20/32(8)(9)	1,750	1,686,167

Upland CLO, Ltd.

Series 2016-1A, Class CR, 4.866%, (3 mo. USD LIBOR + 2.90%), 4/20/31(8)(9)	4,500	4,136,626

Series 2016-1A, Class DR, 7.866%, (3 mo. USD LIBOR + 5.90%), 4/20/31(8)(9)	4,625	4,118,959

Vibrant CLO 1X, Ltd.

Series 2018-9A, Class C, 5.166%, (3 mo. USD LIBOR + 3.20%), 7/20/31(8)(9)	2,500	2,319,085

Security	Principal Amount (000’s omitted)	Value

Vibrant CLO 1X, Ltd. (continued)

Series 2018-9A, Class D, 8.216%, (3 mo. USD LIBOR + 6.25%), 7/20/31(8)(9)	$3,500	$2,923,131

Vibrant CLO X, Ltd.

Series 2018-10A, Class C, 5.216%, (3 mo. USD LIBOR + 3.25%), 10/20/31(8)(9)	5,000	4,677,413

Series 2018-10A, Class D, 8.156%, (3 mo. USD LIBOR + 6.19%), 10/20/31(8)(9)	5,000	4,214,057

Voya CLO, Ltd.

Series 2014-1A, Class DR2, 8.003%, (3 mo. USD LIBOR + 6.00%), 4/18/31(8)(9)	3,250	2,834,442

Series 2015-3A, Class CR, 5.116%, (3 mo. USD LIBOR + 3.15%), 10/20/31(8)(9)	2,500	2,312,993

Series 2015-3A, Class DR, 8.166%, (3 mo. USD LIBOR + 6.20%), 10/20/31(8)(9)	5,500	4,808,440

Series 2016-3A, Class CR, 5.253%, (3 mo. USD LIBOR + 3.25%), 10/18/31(8)(9)	2,000	1,870,429

Series 2016-3A, Class DR, 8.083%, (3 mo. USD LIBOR + 6.08%), 10/18/31(8)(9)	3,375	2,910,778

Series 2018-1A, Class C, 4.566%, (3 mo. USD LIBOR + 2.60%), 4/19/31(8)(9)	5,000	4,544,431

Webster Park CLO, Ltd.

Series 2015-1A, Class CR, 4.866%, (3 mo. USD LIBOR + 2.90%), 7/20/30(8)(9)	2,000	1,852,582

Series 2015-1A, Class DR, 7.466%, (3 mo. USD LIBOR + 5.50%), 7/20/30(8)(9)	2,500	2,268,242

Total Asset-Backed Securities (identified cost $302,908,810)		$275,927,101

Common Stocks — 0.7%
Security	Shares	Value

Aerospace and Defense — 0.0%(10)

IAP Global Services, LLC(3)(12)(13)	168	$2,208,234

		$2,208,234

Automotive — 0.0%(10)

Dayco Products, LLC(12)(13)	48,926	$1,321,002

		$1,321,002

Business Equipment and Services — 0.0%(10)

Crossmark Holdings, Inc.(12)(13)	37,581	$2,254,860

		$2,254,860

42	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Chemicals and Plastics — 0.1%

Hexion Holdings Corp., Class B(12)	454,988	$4,595,379

		$4,595,379

Electronics / Electrical — 0.0%(10)

Answers Corp.(3)(12)(13)	642,963	$1,266,637

		$1,266,637

Health Care — 0.0%

New Millennium Holdco, Inc.(3)(12)(13)	319,499	$0

		$0

Nonferrous Metals / Minerals — 0.0%

ASP United/GHX Holding, LLC(3)(12)(13)	190,419	$0

		$0

Oil and Gas — 0.4%

AFG Holdings, Inc.(3)(12)(13)	281,241	$12,155,236

Fieldwood Energy, Inc.(12)(13)	109,481	2,682,284

Samson Resources II, LLC, Class A(12)(13)	387,972	9,481,066

Southcross Holdings Group, LLC(3)(12)(13)	573	0

Southcross Holdings L.P., Class A(12)(13)	573	272,175

		$24,590,761

Publishing — 0.1%

ION Media Networks, Inc.(3)(13)	13,247	$5,897,035

Tweddle Group, Inc.(3)(12)(13)	18,167	5,813

		$5,902,848

Radio and Television — 0.1%

Clear Channel Outdoor Holdings, Inc.(12)	482,097	$1,123,286

Cumulus Media, Inc., Class A(12)(13)	371,654	5,087,943

iHeartMedia, Inc., Class A(12)	205,018	2,939,958

		$9,151,187

Retailers (Except Food and Drug) — 0.0%(10)

David’s Bridal, Inc.(12)(13)	163,937	$9,017

		$9,017

Total Common Stocks (identified cost $52,901,741)		$51,299,925

Miscellaneous — 0.0%(10)
Security	Shares	Value

Oil and Gas — 0.0%(10)

Paragon Offshore Finance Company, Class A(12)(13)	16,581	$8,290

Paragon Offshore Finance Company, Class B(12)(13)	8,290	190,670

Total Miscellaneous (identified cost $180,309)		$198,960

Short-Term Investments — 1.1%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.97%(14)	79,652,699	$79,652,699

Total Short-Term Investments (identified cost $79,651,983)		$79,652,699

Total Investments — 124.0% (identified cost $9,478,919,439)		$9,107,549,815

Less Unfunded Loan Commitments — (0.0)%(10)		$(2,477,761)

Net Investments — 124.0% (identified cost $9,476,441,678)		$9,105,072,054

Other Assets, Less Liabilities — (24.0)%		$(1,761,618,756)

Net Assets — 100.0%		$7,343,453,298

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At October 31, 2019, the total value of unfunded loan commitments is $2,430,972. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)	The stated interest rate represents the weighted average interest rate at October 31, 2019 of contracts within the senior loan facility. Interest

43	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2019

Portfolio of Investments — continued

rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after October 31, 2019, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Fixed-rate loan.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2019, the aggregate value of these securities is $506,311,866 or 6.9% of the Portfolio’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2019.

(10)	Amount is less than 0.05% or (0.05)%, as applicable.

(11)	When-issued, variable rate security whose interest rate will be determined after October 31, 2019.
(12)	Non-income producing security.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2019.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	46,000,000	USD	51,337,656	HSBC Bank USA, N.A.	11/29/19	$48,953	$—

USD	8,595,503	CAD	11,412,765	HSBC Bank USA, N.A.	11/29/19	—	(70,045)

USD	234,927,187	EUR	210,647,909	State Street Bank and Trust Company	11/29/19	—	(387,634)

USD	204,609,695	EUR	186,036,719	HSBC Bank USA, N.A.	12/30/19	—	(3,709,526)

USD	189,167,822	EUR	169,166,429	Goldman Sachs International	1/31/20	—	(659,243)

USD	55,746,108	GBP	43,197,562	State Street Bank and Trust Company	1/31/20	—	(370,882)

						$48,953	$(5,197,330)

Abbreviations:

DIP	–	Debtor In Possession

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

44	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2019

Statement of Assets and Liabilities

Assets	October 31, 2019

Unaffiliated investments, at value (identified cost, $9,396,789,695)	$9,025,419,355

Affiliated investment, at value (identified cost, $79,651,983)	79,652,699

Cash	93,646,154

Deposits for derivatives collateral — forward foreign currency exchange contracts	7,148,765

Foreign currency, at value (identified cost, $9,305,686)	9,303,721

Interest receivable	24,576,176

Dividends receivable from affiliated investment	218,990

Receivable for investments sold	98,675,431

Receivable for open forward foreign currency exchange contracts	48,953

Prepaid upfront fees on notes payable	1,113,637

Prepaid expenses	691,552

Total assets	$9,340,495,433

Liabilities

Notes payable	$1,840,000,000

Cash collateral due to brokers	1,489,004

Payable for investments purchased	140,631,220

Payable for when-issued securities	949,400

Payable for open forward foreign currency exchange contracts	5,197,330

Payable to affiliates:

Investment adviser fee	3,324,266

Trustees’ fees	9,042

Accrued expenses	5,441,873

Total liabilities	$1,997,042,135

Net Assets applicable to investors’ interest in Portfolio	$7,343,453,298

45	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2019

Statement of Operations

Investment Income	Year Ended October 31, 2019

Interest and other income	$611,841,341

Dividends	5,083,731

Dividends from affiliated investment	3,730,111

Total investment income	$620,655,183

Expenses

Investment adviser fee	$44,860,854

Trustees’ fees and expenses	109,083

Custodian fee	2,348,774

Legal and accounting services	757,934

Interest expense and fees	76,950,454

Miscellaneous	384,554

Total expenses	$125,411,653

Net investment income	$495,243,530

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(126,950,260)

Investment transactions — affiliated investment	9,593

Foreign currency transactions	3,589,580

Forward foreign currency exchange contracts	56,427,348

Net realized loss	$(66,923,739)

Change in unrealized appreciation (depreciation) —

Investments	$(261,764,063)

Investments — affiliated investment	8,205

Foreign currency	(1,638,000)

Forward foreign currency exchange contracts	(25,541,059)

Net change in unrealized appreciation (depreciation)	$(288,934,917)

Net realized and unrealized loss	$(355,858,656)

Net increase in net assets from operations	$139,384,874

46	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2019

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2019	2018

From operations —

Net investment income	$495,243,530	$446,751,304

Net realized gain (loss)	(66,923,739)	100,903,348

Net change in unrealized appreciation (depreciation)	(288,934,917)	(76,556,814)

Net increase in net assets from operations	$139,384,874	$471,097,838

Capital transactions —

Contributions	$189,465,590	$3,119,956,645

Withdrawals	(3,954,556,464)	(419,451,962)

Net increase (decrease) in net assets from capital transactions	$(3,765,090,874)	$2,700,504,683

Net increase (decrease) in net assets	$(3,625,706,000)	$3,171,602,521

Net Assets

At beginning of year	$10,969,159,298	$7,797,556,777

At end of year	$7,343,453,298	$10,969,159,298

47	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2019

Statement of Cash Flows

Cash Flows From Operating Activities	Year Ended October 31, 2019

Net increase in net assets from operations	$139,384,874

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:

Investments purchased	(2,303,539,831)

Investments sold and principal repayments	5,127,630,014

Decrease in short-term investments, net	70,749,699

Net amortization/accretion of premium (discount)	(2,645,422)

Amortization of prepaid upfront fees on notes payable	3,024,236

Decrease in interest receivable	7,564,216

Increase in dividends receivable from affiliated investment	(17,557)

Decrease in receivable for open forward foreign currency exchange contracts	20,345,070

Increase in prepaid expenses	(104,553)

Decrease in payable for cash collateral due to brokers	(14,131,052)

Increase in payable for open forward foreign currency exchange contracts	5,195,989

Decrease in payable to affiliate for investment adviser fee	(897,751)

Increase in payable to affiliate for Trustees’ fees	584

Increase in accrued expenses	565,475

Decrease in unfunded loan commitments	(4,646,288)

Net change in unrealized (appreciation) depreciation from investments	261,755,858

Net realized loss from investments	126,940,667

Net cash provided by operating activities	$3,437,174,228

Cash Flows From Financing Activities

Proceeds from capital contributions	$189,465,590

Payments for capital withdrawals	(3,954,556,464)

Proceeds from notes payable	1,880,000,000

Repayments of notes payable	(1,540,000,000)

Payment of prepaid upfront fees on notes payable	(3,195,420)

Net cash used in financing activities	$(3,428,286,294)

Net increase in cash and restricted cash*	$8,887,934

Cash and restricted cash at beginning of year(1)	$101,210,706

Cash and restricted cash at end of year(1)	$110,098,640

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings	$77,123,610

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $9,070.

(1)	Balance includes foreign currency, at value.

48	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2019

Statement of Cash Flows — continued

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

	October 31,
	2019	2018

Cash	$93,646,154	$46,421,133

Deposit for derivatives collateral —

Forward foreign currency exchange contracts	7,148,765	15,620,056

Foreign currency	9,303,721	39,169,517

Total cash and restricted cash as shown on the Statement of Cash Flows	$110,098,640	$101,210,706

49	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2019

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2019	2018	2017	2016	2015

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(1)	0.55%	0.51%	0.52%	0.58%	0.58%

Interest and fee expense	0.88%	0.47%	0.34%	0.44%	0.34%

Total expenses(1)	1.43%	0.98%	0.86%	1.02%	0.92%

Net investment income	5.63%	4.92%	4.68%	5.52%	5.09%

Portfolio Turnover	17%	29%	39%	38%	27%

Total Return	2.04%	5.41%	6.43%	8.32%	0.72%

Net assets, end of year (000’s omitted)	$7,343,453	$10,969,159	$7,797,557	$5,325,638	$5,340,032

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

50	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2019

Notes to Financial Statements

1  Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2019, Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance Short Duration Inflation-Protected Income Fund held an interest of 98.7%, 0.6% and 0.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to,

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Notes to Financial Statements — continued

the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of October 31, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At October 31, 2019, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  New Accounting Pronouncement — During the year ended October 31, 2019, the Portfolio adopted the FASB’s Accounting Standards Update No. 2016-18, “Statement of Cash Flows (Topic 230) — Restricted Cash (ASU 2016-18)”, which became effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. Pursuant to the new standard, the Portfolio is required to include amounts described as restricted cash and restricted cash equivalents with cash and cash equivalents when reconciling the beginning-of-year and end-of-year total amounts shown on the Statement of Cash Flows. Prior to the change, such amounts were disclosed separately within the Statement of Cash Flows. This change in accounting had no impact on the Portfolio’s net assets.

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Senior Debt Portfolio

October 31, 2019

Notes to Financial Statements — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily gross assets up to and including $1 billion, 0.45% over $1 billion up to and including $2 billion, 0.40% over $2 billion up to and including $7 billion, 0.3875% over $7 billion up to and including $10 billion, 0.375% over $10 billion up to and including $15 billion and 0.3625% on gross assets over $15 billion, and is payable monthly. Gross assets of the Portfolio are calculated by deducting all liabilities of the Portfolio except the principal amount of any indebtedness for money borrowed, including debt securities issued by the Portfolio. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the year ended October 31, 2019, the Portfolio’s investment adviser fee totaled $44,860,854 or 0.51% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $1,823,648,577 and $5,169,368,330, respectively, for the year ended October 31, 2019.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,456,275,701

Gross unrealized appreciation	$40,710,294

Gross unrealized depreciation	(391,913,941)

Net unrealized depreciation	$(351,203,647)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2019 is included in the Portfolio of Investments. At October 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $5,197,330. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $5,659,761 at October 31, 2019.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master

53

Senior Debt Portfolio

October 31, 2019

Notes to Financial Statements — continued

Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2019.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$48,953	$(5,197,330)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2019.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

HSBC Bank USA, N.A.	$48,953	$(48,953)	$—	$—	$—

	$48,953	$(48,953)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Goldman Sachs International	$(659,243)	$—	$—	$—	$(659,243)

HSBC Bank USA, N.A.	(3,779,571)	48,953	—	3,379,000	(351,618)

State Street Bank and Trust Company	(758,516)	—	—	758,516	—

	$(5,197,330)	$48,953	$—	$4,137,516	$(1,010,861)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

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Senior Debt Portfolio

October 31, 2019

Notes to Financial Statements — continued

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the year ended October 31, 2019 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$56,427,348	$(25,541,059)

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the year ended October 31, 2019, which is indicative of the volume of this derivative type, was approximately $820,815,000.

6  Revolving Credit Agreement

The Portfolio has entered into a Revolving Credit and Security Agreement, as amended (the Loan Facility) with certain Citibank, N.A. (“Citi”) sponsored conduits (the “Conduit Lenders”) that issue commercial paper, certain banks (the “Direct Lenders”) and Citi as secondary lender (together with any other secondary lenders, the “Secondary Lenders”) and as agent (the “Agent”) for the Conduit Lenders, the Direct Lenders and the Secondary Lenders that allows it to borrow up to $2.917 billion ($3.084 billion from March 12, 2019 to October 14, 2019, $3.25 billion from December 21, 2018 to March 11, 2019, $3.084 billion from December 19, 2018 to December 21, 2018, and $2.75 billion prior to December 19, 2018) and to invest the borrowings in accordance with its investment practices. Borrowings under the Loan Facility are secured by the assets of the Portfolio and is in effect through March 9, 2020. In connection with borrowings from a Conduit Lender, the Portfolio pays to the Conduit Lender an amount equal to the Conduit Lender’s cost of borrowing (i.e., the interest payable on commercial paper issued by such Conduit Lender) plus a dealer commission (collectively, the “CP Rate”) multiplied by the principal amount of the advance to the Portfolio under the Loan Facility. In addition, the Portfolio pays a drawn fee to Citi on behalf of the Conduit Lenders equal to 0.85% (0.82% prior to March 11, 2019) per annum on its outstanding borrowings, a liquidity fee payable to the Secondary Lenders equal to 0.15% or 0.25% per annum of the undrawn amount under the Loan Facility depending on the amount borrowed by the Portfolio thereunder, and an upfront fee equal to 0.10% of the total commitment amount under the Loan Facility. The Portfolio pays substantially similar fees with respect to borrowings from the Direct Lenders, but it pays one-month LIBOR (or such other duration as approved by the Agent) on advances rather than the CP Rate. In the event that the Conduit Lenders are unable to fund their commitment and the Secondary Lenders provide backstop liquidity, the Portfolio is charged an interest rate similar to that paid to the Direct Lenders but a drawn fee that is substantially higher than the drawn fee paid to the Direct Lenders. Drawn and liquidity fees for the year ended October 31, 2019 totaled $19,997,490 and are included in interest expense on the Statement of Operations. In connection with the changes in borrowing limit in December 2018, the Portfolio paid upfront fees of $111,420, which are fully amortized. In connection with the renewal of the Loan Facility on March 11, 2019, the Portfolio paid upfront fees of $3,084,000, which are being amortized to interest expense through March 9, 2020. The unamortized balance at October 31, 2019 is approximately $1,114,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. At October 31, 2019, the Portfolio had borrowings outstanding under the Loan Facility of $1,840,000,000 at an annual interest rate of 2.08%. Based on the short-term nature of borrowings under the Loan Facility and the variable interest rate, the carrying amount of the borrowings at October 31, 2019 approximated its fair value. If measured at fair value, borrowings under the Loan Facility would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2019. For the year ended October 31, 2019, the average borrowings under the Loan Facility and the average interest rate (excluding fees) were $2,190,931,507 and 2.45%, respectively.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

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Senior Debt Portfolio

October 31, 2019

Notes to Financial Statements — continued

8  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

9  Investments in Affiliated Funds

At October 31, 2019, the value of the Portfolio’s investment in affiliated funds was $79,652,699, which represents 1.1% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the year ended October 31, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC, 1.97%	$150,384,600	$3,997,986,585	$(4,068,736,284)	$9,593	$8,205	$79,652,699	$3,730,111	79,652,699

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Senior Debt Portfolio

October 31, 2019

Notes to Financial Statements — continued

At October 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$8,394,848,425	$19,007,983	$8,413,856,408

Corporate Bonds & Notes	—	284,136,961	—	284,136,961

Asset-Backed Securities	—	275,927,101	—	275,927,101

Common Stocks	13,746,566	16,020,404	21,532,955	51,299,925

Miscellaneous	—	198,960	—	198,960

Short-Term Investments	—	79,652,699	—	79,652,699

Total Investments	$13,746,566	$9,050,784,550	$40,540,938	$9,105,072,054

Forward Foreign Currency Exchange Contracts	$—	$48,953	$—	$48,953

Total	$13,746,566	$9,050,833,503	$40,540,938	$9,105,121,007

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(5,197,330)	$—	$(5,197,330)

Total	$—	$(5,197,330)	$—	$(5,197,330)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2019 is not presented.

11  Legal Proceedings

In May 2015, the Fund was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT sought (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Portfolio was approximately $6,405,000. In April 2019, the parties to the litigation reached a settlement agreement in principle, subject to Court approval. On June 12, 2019, the Court approved the settlement, and all claims and cross claims in the litigation were dismissed on July 2, 2019. The Portfolio did not suffer any loss to the Portfolio’s net asset value as a result of the settlement and recovered a portion of the attorney’s fees and costs incurred, which were previously expensed by the Portfolio.

57

Senior Debt Portfolio

October 31, 2019

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Senior Debt Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Senior Debt Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2019, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2019, and the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2019, by correspondence with the custodian, brokers and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 20, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

58

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2019

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Senior Debt Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 159 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serve until his or her successor is elected.

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 159 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.

Other Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

59

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2019

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015). Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust/Portfolio Portfolio	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”) since 2016.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM since 2016.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM since 2016.

60

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2019

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Portfolio	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

61

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.   The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.   The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.   Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.   From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

62

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Investment Adviser of Senior Debt Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.   Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3232    10.31.19

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2018 and October 31, 2019 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/18	10/31/19
Audit Fees	$114,880	$117,538
Audit-Related Fees(1)	$18,000	$18,000
Tax Fees(2)	$22,575	$22,414
All Other Fees(3)	$0	$0

Total	$155,455	$157,952

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant’s revolving credit agreement.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2018 and October 31, 2019; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/18	10/31/19
Registrant	$22,575	$40,414
Eaton Vance(1)	$126,485	$59,903

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 23, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 23, 2019